UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  028-07170
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin                New York, NY            5/15/13
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   43
                                               -------------

Form 13F Information Table Value Total:           $7,955,092
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  213,192    800,000 SH       SOLE                   800,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  337,928  8,705,000 SH       SOLE                 8,705,000      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   17,480  1,150,000 SH       SOLE                 1,150,000      0    0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101  108,955  1,750,000 SH       SOLE                 1,750,000      0    0
CBS CORP NEW                 CL B             124857202  163,415  3,500,000 SH       SOLE                 3,500,000      0    0
CITIGROUP INC                COM NEW          172967424  206,158  4,660,000 SH       SOLE                 4,660,000      0    0
COLFAX CORP                  COM              194014106  249,920  5,370,000 SH       SOLE                 5,370,000      0    0
COMCAST CORP NEW             CL A             20030N101  191,009  4,550,000 SH       SOLE                 4,550,000      0    0
DOLLAR TREE INC              COM              256746108  314,795  6,500,000 SH       SOLE                 6,500,000      0    0
EQUINIX INC                  COM NEW          29444U502  253,083  1,170,000 SH       SOLE                 1,170,000      0    0
EXPEDIA INC DEL              COM NEW          30212P303   66,917  1,115,000 SH       SOLE                 1,115,000      0    0
GAP INC DEL                  COM              364760108  162,840  4,600,000 SH       SOLE                 4,600,000      0    0
GILEAD SCIENCES INC          COM              375558103  391,520  8,000,000 SH       SOLE                 8,000,000      0    0
GOOGLE INC                   CL A             38259P508  235,874    297,000 SH       SOLE                   297,000      0    0
GRACE W R & CO DEL NEW       COM              38388F108  232,530  3,000,000 SH       SOLE                 3,000,000      0    0
GRUPO FINANCIERO SANTANDER M SPON ADR SHS B   40053C105  211,005 13,675,000 SH       SOLE                13,675,000      0    0
HCA HOLDINGS INC             COM              40412C101  199,900  4,920,000 SH       SOLE                 4,920,000      0    0
IHS INC                      CL A             451734107  175,930  1,680,000 SH       SOLE                 1,680,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   13,295    933,000 SH       SOLE                   933,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  286,182  3,900,000 SH       SOLE                 3,900,000      0    0
MGIC INVT CORP WIS           COM              552848103   73,758 14,900,600 SH       SOLE                14,900,600      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101  120,679  2,125,000 SH       SOLE                 2,125,000      0    0
MOLYCORP INC DEL             COM              608753109   14,896  2,864,700 SH       SOLE                 2,864,700      0    0
MONSANTO CO NEW              COM              61166W101  320,587  3,035,000 SH       SOLE                 3,035,000      0    0
NETFLIX INC                  COM              64110L106  189,280  1,000,000 SH       SOLE                 1,000,000      0    0
NEWS CORP                    CL A             65248E104  120,820  3,960,000 SH       SOLE                 3,960,000      0    0
OWENS CORNING NEW            COM              690742101  282,122  7,155,000 SH       SOLE                 7,155,000      0    0
PRICELINE COM INC            COM NEW          741503403  307,608    447,000 SH       SOLE                   447,000      0    0
RALPH LAUREN CORP            CL A             751212101  277,668  1,640,000 SH       SOLE                 1,640,000      0    0
RANGE RES CORP               COM              75281A109  259,166  3,198,000 SH       SOLE                 3,198,000      0    0
REALOGY HLDGS CORP           COM              75605Y106  256,410  5,250,000 SH       SOLE                 5,250,000      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104  168,347  5,730,000 SH       SOLE                 5,730,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  258,851  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC          COM              82967N108  133,364 43,300,000 SH       SOLE                43,300,000      0    0
TENET HEALTHCARE CORP        COM NEW          88033G407  100,870  2,120,000 SH       SOLE                 2,120,000      0    0
TESLA MTRS INC               COM              88160R101    7,578    200,000 SH       SOLE                   200,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  383,215  5,010,000 SH       SOLE                 5,010,000      0    0
TIME WARNER INC              COM NEW          887317303  236,242  4,100,000 SH       SOLE                 4,100,000      0    0
VIRGIN MEDIA INC             COM              92769L101   80,800  1,650,000 SH       SOLE                 1,650,000      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309    8,982    304,278 SH       SOLE                   304,278      0    0
WORKDAY INC                  CL A             98138H101   79,071  1,283,000 SH       SOLE                 1,283,000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  182,478  2,830,000 SH       SOLE                 2,830,000      0    0
YOUKU TUDOU INC              SPONSORED ADR    98742U100   60,372  3,600,000 SH       SOLE                 3,600,000      0    0

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